Segment information	12 Months Ended
Mar. 31, 2012
Segment information

26. Segment information

The Board of Directors and the Managing Director of the Company together as a group constitute the “Chief Operating Decision Makers” (CODM) which allocate resources to and assess the performance of the segments of the Company.

Consequent to the merger of TCISL and Tata Communications, the Company changed its operational and organizational structure and realigned the retail internet business to Global Data and managed services. Consequently, the management has following operating segments:

Global Voice Solutions (GVS): includes International and National Long Distance Voice services

Global Data and Managed Services (GDMS): includes corporate data transmission services data centers, virtual private network, signaling and roaming services, television and other network and managed services.

Effective May 30, 2011 the Company had a new operating segment called South African Operations (SAO) on acquisition of controlling interest in SEPCO Group. SEPCO group is separately assessed by the CODM to allocate resources and assess performance. Product includes wholesale international voice and data transit, enterprise business solution services for the wholesale and corporate market, telephony and data services for retail customers in South Africa.

Previously the Company reported following operating segments:

Global Voice Solutions (GVS)	:	GVS includes International and National Long Distance Voice services.
Global Data and Managed Services(GDMS)	:	GDMS includes Corporate Data Transmission services, data centers, virtual private network, signaling and roaming services, television and other network and managed services.
Others	:	Others primarily comprises of retail internet business.

Segment information for fiscals 2010, 2011 and 2012 is as follows (all prior period segment information has been restated):

	Year ended March 31, 2010
	Global Voice Solutions		Global Data and Managed Services		Total
	(In millions)
Revenues	Rs.	61,436	Rs.	44,644	Rs.	106,080
Interconnection Charges		49,833		9,173		59,006

Net revenues	Rs.	11,603	Rs.	35,471	Rs.	47,074

Other network and telecommunication costs		376		2,070		2,446
License fees		213		581		794

Segment results	Rs.	11,014	Rs.	32,820	Rs.	43,834

Unallocable costs:
Depreciation and amortization						14,074
Other operating costs						31,323
Operating loss						(1,563)
Non-operating income, net						180
Loss before income tax						(1,383)
Income tax benefit						969
Dividend tax						(218)
Equity in net loss of equity method investees						(3,192)

Net loss					Rs.	(3,824)

	Year ended March 31, 2011
	Global Voice Solutions		Global Data and Managed Services		Total
	(In millions)

Revenues	Rs.	65,516	Rs.	48,324	Rs.	113,840
Interconnection Charges		55,065		9,916		64,981

Net revenues	Rs.	10,451	Rs.	38,408	Rs.	48,859

Other network and telecommunication costs		433		1,799		2,232
License fees		3		661		664

Segment results	Rs.	10,015	Rs.	35,948	Rs.	45,963

Unallocable costs:
Depreciation and amortization						13,980
Other operating costs						32,347
Operating loss						(364)
Non-operating loss, net						(1,317)
Loss before income tax						(1,681)
Income tax expense						(765)
Equity in net loss of equity method investees						(5,636)

Net loss					Rs.	(8,082)

	Year ended March 31, 2012
	Global Voice Solutions		Global Data and Managed Services		South African Operations		Total
	(In millions)
Revenues	Rs.	68,241	Rs.	56,677	Rs.	14,967	Rs.	139,885	US$	2,749
Interconnection Charges		56,058		11,022		6,938		74,018		1,455

Net revenues	Rs.	12,183	Rs.	45,655	Rs.	8,029	Rs.	65,867	US$	1,294

Other network and telecommunication costs		439		2,027		433		2,899		57

License fees		113		759		56		928		18

Depreciation and amortization		—		—		2,731		2,731		54
Other operating costs		—		1,325		6,360		7,685		151

Segment results	Rs.	11,631	Rs.	41,544	Rs.	(1,551)	Rs.	51,624	US$	1,014

Unallocable costs:
Depreciation and amortization								15,598		306
Other operating costs								35,468		697

Operating Income								558		11
Non-operating income, net								4,678		92
Income before income tax								5,236		103
Dividend Tax								(92)		(2)
Income tax expense								(5,138)		(101)
Equity in net loss of equity method investees								(944)		(19)

Net loss							Rs.	(938)	US$	(19)

Revenues and interconnect charges are directly attributable to the segments. Space segment utilization charges, rent of landlines and other network and transmission costs are allocated based on utilization of satellite and landlines. License fee for GVS and GDMS have been allocated based on net adjusted gross revenues from these services. Segment result is segment revenues less segment expenses. Depreciation and certain other costs which are not allocated to GVS and GDMS are classified as unallocable costs.

Telecommunication services are provided utilizing the Company’s property plant and equipments which do not generally make a distinction between the types of service. As a result, assets and expenses relating to those assets are not allocated to segments.

The following table sets forth information regarding the Company’s revenues:

	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2012
	(In millions)
	Rs.	Rs.	Rs.	US$
GVS
International long distance and related products	57,131	61,282	65,261	1,282
National long distance	4,305	4,234	2,980	59
GDMS
Leased circuits and IRUs	13,064	11,034	13,015	256
Frame relay and MDNS services	348	379	414	8
Internet leased lines	4,448	5,694	5,898	116
Internet (including Corporate IP Transit)	9,452	8,242	6,170	121
Internet Data Center	2,389	3,143	3,503	69
Other	14,943	19,832	27,677	544
South Africa Operations	—	—	14,967	294

Total	106,080	113,840	139,885	2,749

Revenues have been allocated to countries based on location of the customers and are as follows:

	Year ended March 31, 2010		Year ended March 31, 2011		Year ended March 31, 2012
	(In millions)
India	Rs.	28,847	Rs.	30,813	Rs.	34,744	US$	683
United States Of America		19,159		17,893		19,435		382
United Kingdom		11,637		13,167		15,100		297
South Africa		1,282		1,609		14,643		288
Canada		4,274		5,849		5,567		109
Rest of the world		40,881		44,509		50,396		990

Total	Rs.	106,080	Rs.	113,840	Rs.	139,885	US$	2,749

In fiscal 2012, revenue from one customer (customer “H” as referred in Note 5) represents approximately 11 % of the Company’s consolidated revenue substantially from the two segments, Global Voice Solutions and Global Data & Managed Services.

The overseas subsidiaries own approximately 64% of the Company’s property, plant and equipment of which 16% is located in South Africa.